Stock-Based Compensation (Details) - Schedule of stock option activity	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Schedule of stock option activity [Abstract]
Shares Available for Grant, at beginning	430,893
Number of Shares, at beginning	2,983,574
Weighted Average Exercise Price, at beginning (in Dollars per share) | $ / shares	$ 0.71
Weighted - Average Remaining Contractual Life (Years), at beginning	9 years 6 months 7 days
Aggregate Intrinsic Value, at beginning (in Dollars) | $	$ 5,599,957
Shares Available for Grant, at ending	4,422,480
Number of Shares, at ending	2,660,383
Weighted Average Exercise Price, at ending (in Dollars per share) | $ / shares	$ 0.81
Weighted - Average Remaining Contractual Life (Years), at ending	8 years 6 months 14 days
Aggregate Intrinsic Value, at ending (in Dollars) | $	$ 18,731,908
Shares available for grant, Cancelled	(407,864)
Shares Available for Grant, Shares authorized	4,400,000
Shares Available for Grant, Options granted	(145,753)
Number of Shares, Options granted	145,753
Weighted Average Exercise Price, Options granted (in Dollars per share) | $ / shares	$ 2.59
Shares Available for Grant, Options exercised
Number of Shares, Options exercised	(323,740)
Weighted Average Exercise Price, Options exercised (in Dollars per share) | $ / shares	$ 0.72
Shares Available for Grant, Options cancelled/forfeited	145,204
Number of Shares, Options cancelled/forfeited	(145,204)
Weighted Average Exercise Price, Options cancelled/forfeited (in Dollars per share) | $ / shares	$ 0.72
Number of Shares, Vested and expected to vest	2,660,383
Weighted Average Exercise Price, Vested and expected to vest (in Dollars per share) | $ / shares	$ 0.81
Weighted - Average Remaining Contractual Life (Years), Vested and expected to vest	8 years 6 months 14 days
Aggregate Intrinsic Value, Vested and expected to vest (in Dollars) | $	$ 18,731,908
Number of Shares, Exercisable	1,568,645
Weighted Average Exercise Price, Exercisable (in Dollars per share) | $ / shares	$ 0.71
Weighted - Average Remaining Contractual Life (Years), Exercisable	8 years 8 months 26 days
Aggregate Intrinsic Value, Exercisable (in Dollars) | $	$ 13,642,291